Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Series A Preferred Stock, Mezzanine Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Balance (in shares) at Dec. 31, 2021		32,000			0
Balance at Dec. 31, 2021	$ 0	$ 0	$ 830,259	$ (785,324)	$ (3,054)	$ 41,881
Net loss	0	0	0	(39,208)	0	(39,208)
Stock-based compensation expense	0	$ 0	3,086	0	$ 0	3,086
Issuance of stock (in shares)		0			0
Issuance of stock	$ 0	$ 0	0	0	$ 0	0
Balance (in shares) at Dec. 31, 2022	3,000	43,000			0
Balance at Dec. 31, 2022	$ 0	$ 0	837,598	(824,532)	$ (3,054)	10,012
Net loss	$ 0	$ 0		(4,111)	$ 0	(4,111)
Redemption of Series A Preferred Stock (in shares)	(3,000)	0			0
Exercise of common stock warrants, net of expenses of $276 (in shares)	0	7,000			0
Exercise of common stock warrants, net of expenses of $276	$ 0	$ 0	843	0	$ 0	843
Reverse split adjustments - fractional share round ups (in shares)	0	1,000			0
Stock-based compensation expense	$ 0	$ 0	285	0	$ 0	285
Balance (in shares) at Mar. 31, 2023	0	51,000			0
Balance at Mar. 31, 2023	$ 0	$ 0	838,726	(828,643)	$ (3,054)	7,029
Balance (in shares) at Dec. 31, 2022	3,000	43,000			0
Balance at Dec. 31, 2022	$ 0	$ 0	837,598	(824,532)	$ (3,054)	10,012
Net loss						(15,137)
Balance (in shares) at Sep. 30, 2023	0	287,000			0
Balance at Sep. 30, 2023	$ 0	$ 0	850,207	(839,669)	$ (3,054)	7,484
Balance (in shares) at Dec. 31, 2022	3,000	43,000			0
Balance at Dec. 31, 2022	$ 0	$ 0	837,598	(824,532)	$ (3,054)	10,012
Net loss	0	$ 0	0	(20,291)	$ 0	(20,291)
Redemption of Series A Preferred Stock (in shares)		0			0
Exercise of common stock warrants, net of expenses of $276 (in shares)		7,000			0
Exercise of common stock warrants, net of expenses of $276	0	$ 0	843	0	$ 0	843
Reverse split adjustments - fractional share round ups (in shares)		1,000			0
Stock-based compensation expense	0	$ 0	1,278	0	$ 0	1,278
Issuance of stock (in shares)		235,000			0
Issuance of stock	0	$ 0	10,794	0	$ 0	10,794
Balance (in shares) at Dec. 31, 2023		333,000			0
Balance at Dec. 31, 2023	$ 0	$ 0	851,268	(844,823)	$ (3,054)	3,391
Balance (in shares) at Mar. 31, 2023	0	51,000			0
Balance at Mar. 31, 2023	$ 0	$ 0	838,726	(828,643)	$ (3,054)	7,029
Net loss	0	0	0	(6,601)	0	(6,601)
Stock-based compensation expense	$ 0	$ 0	382	0	$ 0	382
Issuance of stock (in shares)	0	236,000			0
Issuance of stock	$ 0	$ 0	10,794	0	$ 0	10,794
Balance (in shares) at Jun. 30, 2023	0	287,000			0
Balance at Jun. 30, 2023	$ 0	$ 0	849,902	(835,244)	$ (3,054)	11,604
Net loss	0	0	0	(4,425)	0	(4,425)
Stock-based compensation expense	$ 0	$ 0	305	0	$ 0	305
Balance (in shares) at Sep. 30, 2023	0	287,000			0
Balance at Sep. 30, 2023	$ 0	$ 0	850,207	(839,669)	$ (3,054)	7,484
Balance (in shares) at Dec. 31, 2023		333,000			0
Balance at Dec. 31, 2023	0	$ 0	851,268	(844,823)	$ (3,054)	3,391
Net loss		0	0	10,219	0	10,219
Stock-based compensation expense		$ 0	164	0	$ 0	164
Balance (in shares) at Mar. 31, 2024		510,000			0
Balance at Mar. 31, 2024		$ 1	853,078	(834,604)	$ (3,054)	15,421
Balance (in shares) at Dec. 31, 2023		333,000			0
Balance at Dec. 31, 2023	$ 0	$ 0	851,268	(844,823)	$ (3,054)	3,391
Net loss						$ (4,554)
Reverse split adjustments - fractional share round ups (in shares)						106
Balance (in shares) at Sep. 30, 2024		2,340,000			0
Balance at Sep. 30, 2024		$ 2	856,267	(848,806)	$ (3,054)	$ 4,409
Balance (in shares) at Mar. 31, 2024		510,000			0
Balance at Mar. 31, 2024		$ 1	853,078	(834,604)	$ (3,054)	15,421
Net loss		$ 0	0	(12,024)	$ 0	(12,024)
Reverse split adjustments - fractional share round ups (in shares)		82,000			0
Stock-based compensation expense		$ 0	97	0	$ 0	97
Issuance of stock (in shares)		0			0
Issuance of stock		$ 0	0	0	$ 0	0
Balance (in shares) at Jun. 30, 2024		592,000			0
Balance at Jun. 30, 2024		$ 1	853,175	(846,628)	$ (3,054)	3,494
Net loss		0	0	(2,750)	0	(2,749)
Stock-based compensation expense		$ 0	86	0	$ 0	86
Issuance of stock (in shares)		0			0
Issuance of stock		$ 0	0	0	$ 0	0
Balance (in shares) at Sep. 30, 2024		2,340,000			0
Balance at Sep. 30, 2024		$ 2	$ 856,267	$ (848,806)	$ (3,054)	$ 4,409